American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
October 31, 2022

One Choice 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 53.9%
Disciplined Growth Fund G Class	337,140	6,065,156
Equity Growth Fund G Class	1,959,426	47,809,999
Focused Dynamic Growth Fund G Class	985,790	39,116,158
Focused Large Cap Value Fund G Class	12,008,425	118,763,324
Growth Fund G Class	1,772,341	68,447,811
Heritage Fund G Class	2,813,759	59,961,195
Mid Cap Value Fund G Class	4,755,646	76,042,780
Small Cap Growth Fund G Class	842,129	15,427,798
Small Cap Value Fund G Class	1,618,865	15,573,481
Sustainable Equity Fund G Class	2,293,980	89,946,971
		537,154,673
International Equity Funds — 23.0%
Emerging Markets Fund G Class	5,916,371	53,602,323
Global Real Estate Fund G Class	2,081,167	22,830,400
International Growth Fund G Class	6,380,904	62,596,670
International Small-Mid Cap Fund G Class	2,674,519	23,214,826
International Value Fund G Class	5,204,009	34,554,617
Non-U.S. Intrinsic Value Fund G Class	4,107,336	32,242,585
		229,041,421
Domestic Fixed Income Funds — 16.8%
Diversified Bond Fund G Class	12,746,683	114,720,143
High Income Fund G Class	3,729,883	29,913,660
Inflation-Adjusted Bond Fund G Class	2,111,900	23,188,661
		167,822,464
International Fixed Income Funds — 6.3%
Emerging Markets Debt Fund G Class	2,047,509	16,850,996
Global Bond Fund G Class	5,328,331	46,463,045
		63,314,041
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,001,081,923)		997,332,599
OTHER ASSETS AND LIABILITIES†		(56,390)
TOTAL NET ASSETS — 100.0%		$997,276,209

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.
3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund	$5,977	$648	—	$(560)	$6,065	337	—	—
Equity Growth Fund	50,591	225	$211	(2,795)	47,810	1,959	$(32)	$191
Focused Dynamic Growth Fund	44,293	1,454	3,575	(3,056)	39,116	986	(774)	—
Focused Large Cap Value Fund	124,662	967	5,997	(869)	118,763	12,008	(292)	866
Growth Fund	76,399	2,500	3,490	(6,961)	68,448	1,772	(568)	—
Heritage Fund	65,288	1,373	5,119	(1,581)	59,961	2,814	(881)	—
Mid Cap Value Fund	79,683	558	2,074	(2,124)	76,043	4,756	(76)	558
Small Cap Growth Fund	15,798	—	—	(370)	15,428	842	—	—
Small Cap Value Fund	16,672	72	339	(832)	15,573	1,619	44	72
Sustainable Equity Fund	96,575	1,071	2,671	(5,028)	89,947	2,294	598	—
Emerging Markets Fund	57,706	3,785	—	(7,889)	53,602	5,916	—	—
Global Real Estate Fund	25,104	1,378	—	(3,652)	22,830	2,081	—	—
International Growth Fund	68,780	2,534	902	(7,815)	62,597	6,381	(261)	—
International Small-Mid Cap Fund	25,492	147	—	(2,424)	23,215	2,675	—	—
International Value Fund	36,627	903	—	(2,975)	34,555	5,204	—	—
Non-U.S. Intrinsic Value Fund	35,771	4	—	(3,532)	32,243	4,107	—	—
Diversified Bond Fund	121,816	10,118	7,365	(9,849)	114,720	12,747	(1,235)	978
High Income Fund	30,981	510	—	(1,577)	29,914	3,730	—	510
Inflation-Adjusted Bond Fund	25,237	—	—	(2,048)	23,189	2,112	—	—
Emerging Markets Debt Fund	17,637	174	—	(960)	16,851	2,048	—	100
Global Bond Fund	49,168	909	133	(3,481)	46,463	5,328	(20)	305
	$1,070,257	$29,330	$31,876	$(70,378)	$997,333	81,716	$(3,497)	$3,580
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.